SHARE CAPITAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended						12 Months Ended
	Feb. 23, 2025	Feb. 19, 2025	Jan. 31, 2025	Aug. 03, 2023	Feb. 23, 2025	Feb. 19, 2025	Jan. 31, 2025	Apr. 19, 2024	Nov. 15, 2023	Mar. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital [Line Items]
Amount of direct offering cost	$ 1,913	$ 8,237	$ 6,000	$ 2,750		$ 8,237	$ 6,000	$ 2,900	$ 2,000	$ 2,400
Ordinary shares issued		931,099	545,454	33,050		931,099	545,454	143,695	54,050	24,250
Net proceeds from exercise					$ 1,931
Stok option, ordinary Shares											535,319	0	1,100
Ordinary shares exercise price											$ 2	$ 0	$ 20.6
Intrinsic value of options exercised											$ 3,566	$ 0
Unrecognized compensation											$ 4
Pre-funded warrant issued purchase of ordinary shares				128,715				262,114	183,596	51,631
Warrants exercise price				$ 0.0002				$ 0.0002	$ 0.0002	$ 0.0002
Stock option plans, weighted average period											1
Accrued interest of long term debt											$ 13,075
Accrued interest of long term debt, shares											897,500
Accrued interest of short term debt											$ 872
Accrued interest of short term debt, shares											91,779
Concurrent private placement of exercise price	$ 9	$ 13.5		$ 17	$ 9	$ 13.5		$ 7.6	$ 10	$ 33.2
2003 Option Plan [Member]
Share Capital [Line Items]
Expiration period of shares											10 years
2026 Option Plan [Member]
Share Capital [Line Items]
Expiration period of shares											10 years
February Warrants [Member]
Share Capital [Line Items]
Pre-funded warrant issued purchase of ordinary shares	212,500	698,324			212,500	698,324
Warrants exercise price	$ 9	$ 13.5			$ 9	$ 13.5
Accredited Institutional Investor [Member]
Share Capital [Line Items]
Stok option, ordinary Shares						931,099
Common Stock [Member]
Share Capital [Line Items]
Ordinary shares issued											545,454	405,810	374,241
Conversion of loans (Shares)											989,279	704,098	25,932